FINANCIAL RISK MANAGEMENT (Details)	Jul. 31, 2024 CAD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	$ 303,693		$ 23,121
Due to related party	6,963	$ 17,029
Lease liability	22,385	32,753		$ 41,333	$ 48,799	$ 0
Total	333,041	72,903
Within One Year
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	295,693	23,121
Due to related party	6,963	17,029
Lease liability	12,216	9,851
Total	314,872	50,001
One to Five Years
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	8,000	0
Due to related party	0	0
Lease liability	10,169	22,902
Total	$ 18,169	$ 22,902